Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of accounts receivable, net [Abstract]
Trade accounts receivable	$ 44,448,073	$ 25,850,996
Less: allowance for doubtful accounts	(309,076)	(97,140)
Accounts receivable, net	$ 44,138,997	$ 25,753,856